UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3178
                                   ------------


                           AXP DISCOVERY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    10/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                           RIVERSOURCE CORE BOND FUND

                                AT 0CT. 31, 2005

Investments in Securities

RiverSource Core Bond Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.0%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Sovereign (1.5%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%             1,241,000(c)            $1,545,843
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                581,000(c)             1,063,068
Total                                                                2,608,911

U.S. Government Obligations & Agencies (31.3%)
Federal Farm Credit Bank
   10-10-08               4.25                660,000                  652,823
Federal Home Loan Bank
   08-11-06               3.25              3,250,000                3,220,263
Federal Home Loan Mtge Corp
   09-15-06               3.63              1,725,000                1,711,664
   06-15-08               3.88              3,305,000                3,238,933
   10-15-08               5.13              1,660,000                1,678,919
   03-18-09               3.76                485,000                  469,773
   07-12-10               4.13              4,121,000                4,006,317
Federal Natl Mtge Assn
   05-15-07               3.88                700,000                  692,223
   10-15-08               4.50              1,635,000                1,625,628
   02-15-09               3.25              1,365,000                1,306,734
   04-15-14               4.13                515,000                  486,481
U.S. Treasury
   11-15-05               5.75              3,000,000                3,002,565
   12-31-05               1.88              2,430,000                2,421,551
   11-30-06               2.88                925,000                  910,403
   06-30-07               3.63              4,675,000                4,617,109
   09-15-10               3.88              2,575,000                2,507,607
   10-15-10               4.25              4,130,000                4,094,024
   08-15-15               4.25              2,435,000                2,376,027
   08-15-23               6.25              6,463,000(l)             7,542,773
   02-15-26               6.00              6,053,000                6,958,583
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              1,696,860(e)             1,646,292
Total                                                               55,166,692

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (2.6%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               4.15%              $728,287(d,j)            $728,231
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                150,000(d,g)             146,211
AmeriCredit Automobile Receivables Trust
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05                600,000(g)               590,250
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11               4.29                350,000(d,g)             340,293
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84                200,000                  193,425
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05                400,000                  393,812
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08                300,000                  295,173
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                150,000                  148,200
Countrywide Asset-Backed Certificates
  Series 2005-10 Cl AF6
   02-25-36               4.92                 95,000                   92,053
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12               4.15                100,000(g)                98,651
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                225,000(g)               222,138
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                200,000                  196,075

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (cont.)
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90%              $100,000                  $98,825
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                170,000                  166,802
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                 13,993(g)                13,948
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05                500,000(g)               494,565
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11               3.17                197,015                  193,865
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                200,000                  197,429
Total                                                                4,609,946

Commercial Mortgage-Backed (11.2%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.03                225,000                  223,365
Banc of America Commercial Mtge
  Series 2005-4 Cl A5A
   07-10-45               4.93                425,000                  415,072
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16               4.14                150,000(d,j)             150,032
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89                207,172                  206,870
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                432,502                  418,177

See accompanying notes to investments in securities.

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1   ---   RIVERSOURCE CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed (cont.)
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42               4.57%              $325,000                 $315,659
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46               4.03                150,000                  144,455
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41               4.21                431,225                  423,915
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42               5.30                200,000                  194,813
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                165,556(d)               162,357
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30               5.68                325,000                  332,778
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15                673,804(d)               660,954
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   09-15-20               5.22                500,000(b)               500,117
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   09-15-20               5.20                175,000(b)               175,520
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49                324,886                  318,850
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                175,000                  168,385
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38               5.10                175,000(b)               174,705
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
   08-15-38               5.10                575,000(b)               566,677
Federal Natl Mtge Assn #385717
   11-01-12               4.84                481,515                  475,357
Federal Natl Mtge Assn #386558
   10-01-10               4.85                487,420                  482,671
Federal Natl Mtge Assn #386599
   11-01-10               4.47                105,154                  103,253
Federal Natl Mtge Assn #735029
   09-01-13               5.28                493,197                  498,061
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                252,308                  255,241
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                150,000                  145,254
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48               4.77                400,000                  385,334
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45               4.59                305,238                  302,037

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed (cont.)
GE Capital Commercial Mtge
  Series 2005-C3 Cl A2
   07-10-45               4.85%              $230,000                 $227,889
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77                525,000(d)               514,791
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                300,000                  289,314
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43               4.21                240,789                  236,361
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36               4.88                150,000                  148,148
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42               3.92                177,424                  174,333
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A3
   08-10-42               4.57                450,000                  435,685
Greenwich Capital Commercial Funding
  Series 2005-GG5 Cl A5
   11-15-35               4.28                300,000(b)               301,497
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96                250,000                  247,391
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39               4.37                368,400                  362,575
GS Mtge Securities II
  Series 2005-GG4 Cl A4A
   07-10-39               4.75                475,000                  456,321
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37                335,972                  329,758
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26                100,000                  100,035
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37               4.13                225,342                  217,071
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39               3.97                182,270                  175,952
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41               5.26                325,000(j)               324,300
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37               4.18                150,000                  145,095
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A5
   01-12-37               4.65                250,000                  242,108
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42               4.33                358,499                  353,627
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                200,000                  194,925

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed (cont.)
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
   09-15-31               4.85%              $500,000                 $489,735
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-27               4.21                500,000                  488,810
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27               4.83                300,000                  296,016
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29               3.97                225,000                  211,649
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29               4.99                175,000(j)               175,254
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29               4.19                325,000                  316,609
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29               4.58                300,000                  291,940
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29               3.99                250,000                  240,928
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29               4.20                350,000                  340,183
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30               4.39                237,660                  234,995
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-40               4.89                300,000                  297,693
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22                314,453                  309,280
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                250,000                  242,940
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42               5.23                325,000                  323,024
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98                400,000                  416,119
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67                279,528                  267,736
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38                350,000                  340,871
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41               4.62                350,000                  339,436
Wachovia Bank Commercial Mtge Trust
  Series 2005-C21 Cl A4
   10-15-44               5.27                500,000                  498,906
Total                                                               19,799,209

See accompanying notes to investments in securities.

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2   ---   RIVERSOURCE CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (34.5%)(f,k)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.27%             $4269,607(h)              $269,099
Adjustable Rate Mtge Trust
  Series 2005-3 Cl 7A1
   07-25-35               5.09                183,589(h)               182,198
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.14                197,643(h)               192,107
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                139,206                  139,101
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19               4.75                234,856                  227,957
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35               5.03                478,406(h)               472,729
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35               5.18                365,827(h)               362,970
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                210,730                  204,540
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 2A3
   11-25-35               5.50                396,826                  397,239
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 3A7
   11-25-35               5.50                400,992                  401,954
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50                381,937                  397,588
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.61                149,718(h)               145,197
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35               7.00                518,105(d)               535,647
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.41                148,512(h)               144,055
CS First Boston Mtge Securities
  Series 2005-10 4A1
   11-25-35               6.50                625,000                  635,938
CS First Boston Mtge Securities
  Series 2005-8 7A1
   09-25-35               7.00                864,786                  888,937
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45               6.38              5,727,570(h,i)              86,808

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18               6.50%              $236,973                 $247,106
   02-15-27               5.00                200,000                  198,578
   10-15-27               5.00              1,125,000                1,116,007
   06-15-28               5.00                700,000                  694,854
   12-15-28               5.50                395,000                  397,839
   02-15-33               5.50                203,707                  205,498
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   07-15-17               0.92                650,005(i)                81,837
   10-15-22              20.00                257,072(i)                16,766
Federal Home Loan Mtge Corp #A12692
   10-01-32               6.00                180,765                  182,974
Federal Home Loan Mtge Corp #A13854
   09-01-33               6.00                192,597                  195,929
Federal Home Loan Mtge Corp #B10254
   10-01-18               5.50                592,595                  596,500
Federal Home Loan Mtge Corp #B12280
   02-01-19               5.50                336,357                  338,573
Federal Home Loan Mtge Corp #C59161
   10-01-31               6.00                185,666                  187,773
Federal Home Loan Mtge Corp #C77372
   03-01-33               6.00                379,806                  384,905
Federal Home Loan Mtge Corp #C90613
   01-01-23               5.00                187,620                  182,307
Federal Home Loan Mtge Corp #C90683
   06-01-23               5.00                193,892                  188,401
Federal Home Loan Mtge Corp #C90767
   12-01-23               6.00                190,411                  193,634
Federal Home Loan Mtge Corp #E74288
   12-01-13               6.00                265,612                  271,380
Federal Home Loan Mtge Corp #E96903
   05-01-18               5.50                471,208                  476,429
Federal Home Loan Mtge Corp #E98725
   08-01-18               5.00                225,202                  222,437
Federal Home Loan Mtge Corp #G01410
   04-01-32               7.00                421,476                  439,870
Federal Natl Mtge Assn
   11-01-20               5.00              1,100,000(b)             1,084,875
   11-01-20               5.50                175,000(b)               176,148
   11-01-35               6.00              1,700,000(b)             1,714,345
   11-01-35               6.50              2,400,000(b)             2,462,256
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26               8.00                 55,077                   58,366
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-22               8.27                188,832(i)                29,814
   12-25-31               1.19                339,656(i)                63,633
Federal Natl Mtge Assn #252440
   05-01-29               7.00                350,452                  366,703
Federal Natl Mtge Assn #254587
   12-01-22               5.50                793,121                  788,706
Federal Natl Mtge Assn #254906
   10-01-18               4.50                321,891                  311,812
Federal Natl Mtge Assn #254916
   09-01-23               5.50                602,990                  599,401

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #255788
   06-01-15               5.50%              $939,584                 $948,129
Federal Natl Mtge Assn #323715
   05-01-29               6.00                618,624                  625,630
Federal Natl Mtge Assn #493945
   04-01-29               6.50                153,187                  159,223
Federal Natl Mtge Assn #518159
   09-01-14               7.00                577,098                  602,613
Federal Natl Mtge Assn #545216
   03-01-09               5.86                308,959                  315,769
Federal Natl Mtge Assn #545868
   08-01-32               7.00                167,961                  176,435
Federal Natl Mtge Assn #555340
   04-01-33               5.50                287,133                  284,366
Federal Natl Mtge Assn #555734
   07-01-23               5.00                117,470                  114,156
Federal Natl Mtge Assn #555740
   08-01-18               4.50                221,932                  215,075
Federal Natl Mtge Assn #555794
   09-01-28               7.50                131,132                  138,774
Federal Natl Mtge Assn #582154
   05-01-31               6.50                178,185                  183,252
Federal Natl Mtge Assn #597374
   09-01-31               7.00                157,659                  166,302
Federal Natl Mtge Assn #611831
   02-01-31               7.50                 75,510                   79,840
Federal Natl Mtge Assn #615135
   11-01-16               6.00                404,342                  413,736
Federal Natl Mtge Assn #650009
   09-01-31               7.50                305,169                  322,668
Federal Natl Mtge Assn #652752
   07-01-17               6.50                271,133                  280,009
Federal Natl Mtge Assn #654208
   10-01-32               6.50                356,850                  366,809
Federal Natl Mtge Assn #661815
   10-01-32               6.00                210,325                  212,542
Federal Natl Mtge Assn #662061
   09-01-32               6.50              1,360,289                1,398,252
Federal Natl Mtge Assn #667604
   10-01-32               5.50                349,595                  345,574
Federal Natl Mtge Assn #677089
   01-01-33               5.50                875,783                  865,708
Federal Natl Mtge Assn #678028
   09-01-17               6.00                197,255                  201,833
Federal Natl Mtge Assn #681166
   04-01-32               6.50                660,899                  679,693
Federal Natl Mtge Assn #683100
   02-01-18               5.50                282,202                  284,594
Federal Natl Mtge Assn #683116
   02-01-33               6.00                370,888                  374,426
Federal Natl Mtge Assn #689026
   05-01-33               5.50              1,540,875                1,524,362
Federal Natl Mtge Assn #689093
   07-01-28               5.50                167,069                  165,216
Federal Natl Mtge Assn #704005
   05-01-33               5.50              1,486,501                1,468,832
Federal Natl Mtge Assn #705655
   05-01-33               5.00                609,625                  588,789
Federal Natl Mtge Assn #709093
   06-01-33               6.00                270,440                  272,896

See accompanying notes to investments in securities.

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3   ---   RIVERSOURCE CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #709901
   06-01-18               5.00%             $4701,267                 $692,640
Federal Natl Mtge Assn #710930
   10-01-14               6.50                342,287                  353,578
Federal Natl Mtge Assn #711503
   06-01-33               5.50                173,008                  171,619
Federal Natl Mtge Assn #712057
   07-01-18               4.50                102,821                   99,601
Federal Natl Mtge Assn #720006
   07-01-33               5.50                125,267                  123,778
Federal Natl Mtge Assn #720378
   06-01-18               4.50                216,454                  209,676
Federal Natl Mtge Assn #725232
   03-01-34               5.00              1,405,188                1,357,161
Federal Natl Mtge Assn #725431
   08-01-15               5.50                242,769                  244,743
Federal Natl Mtge Assn #725684
   05-01-18               6.00                484,992                  496,321
Federal Natl Mtge Assn #725719
   07-01-33               4.85                298,114(h)               294,501
Federal Natl Mtge Assn #725737
   08-01-34               4.53                283,039(h)               281,728
Federal Natl Mtge Assn #726362
   06-01-18               5.00                 77,756                   76,894
Federal Natl Mtge Assn #726940
   08-01-23               5.50                113,050                  112,143
Federal Natl Mtge Assn #735160
   12-01-34               4.36                228,308(h)               225,413
Federal Natl Mtge Assn #743347
   10-01-33               6.00                137,811                  139,967
Federal Natl Mtge Assn #743579
   11-01-33               5.50                421,515                  416,505
Federal Natl Mtge Assn #749745
   11-01-18               4.50              1,182,073                1,145,062
Federal Natl Mtge Assn #753074
   12-01-28               5.50                273,684                  270,647
Federal Natl Mtge Assn #757581
   01-01-19               5.50              1,423,655                1,433,693
Federal Natl Mtge Assn #765760
   02-01-19               5.00                333,532                  329,248
Federal Natl Mtge Assn #768296
   01-01-19               6.00                529,103                  541,406
Federal Natl Mtge Assn #790759
   09-01-34               4.82                645,899(h)               640,872
Federal Natl Mtge Assn #794958
   10-01-19               6.00                865,336                  885,153
Federal Natl Mtge Assn #811925
   04-01-35               4.92                425,314(h)               423,487
Federal Natl Mtge Assn #815264
   05-01-35               5.25                952,376(h)               950,292
Federal Natl Mtge Assn #821378
   05-01-35               5.04                409,393(h)               408,291
Federal Natl Mtge Assn #829227
   08-01-35               6.00              1,960,535                1,977,907
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41                242,036(j)               243,563
First Horizon Alternative Mtge Securities
  Series 2005-AA2 Cl 2A1
   04-25-35               5.43                363,503(j)               365,008

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
First Horizon Alternative Mtge Securities
  Series 2005-AA3 Cl 3A1
   05-25-35               5.41%              $379,304(j)              $379,099
First Horizon Alternative Mtge Securities
  Series 2005-AA4 Cl B1
   06-25-35               5.38                409,685                  409,223
Govt Natl Mtge Assn
   11-01-35               5.00              1,000,000(b)               975,312
Govt Natl Mtge Assn #567717
   06-15-32               7.50                 21,052                   22,295
Govt Natl Mtge Assn #604708
   10-15-33               5.50                138,223                  138,109
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35               4.50             12,274,392(h,i)             145,758
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR25 Cl 1A21
   12-25-35               5.91                500,000(h)               504,375
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.33                225,133(h)               224,628
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.40                172,606(h)               168,412
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00                576,288                  571,425
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                206,161                  207,616
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19               5.00                219,723                  216,886
Master Alternative Loans Trust
  Series 2004-8 Cl 7A1
   09-25-19               5.00                326,735                  322,405
Master Alternative Loans Trust
  Series 2005-3 Cl 1A2
   04-25-35               5.50                950,000                  927,989
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-5 Cl B1
   05-25-34               4.60                174,346(h)               169,093
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                585,884                  573,593
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07                425,000(h)               418,927
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                151,606                  145,722
Washington Mutual
  Series 2005-AR11 Cl A1B1
   08-25-45               4.33                829,213(h)               829,135
Washington Mutual
  Series 2005-AR8 Cl 2AB1
   07-25-45               4.29                659,286(h)               659,183

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Wells Fargo Mtge Backed Securities Trust
  Series 2005-10 Cl A1
   10-25-35               5.00%              $997,966(b)              $955,865
   10-25-35               5.00                798,372                  764,691
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50                764,179                  749,373
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR1 Cl 1A1
   02-25-35               4.55                576,603(h)               567,504
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR16 Cl 6A3
   10-25-35               5.00                465,474(h)               460,810
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR4 Cl B1
   04-25-35               4.58                149,519(h)               143,848
Total                                                               60,497,396

Automotive (0.1%)
DaimlerChrysler NA Holding
   11-15-13               6.50                145,000                  150,472

Banking (2.0%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                605,000                  590,069
HSBC Bank USA
  Sub Nts
   08-15-35               5.63                885,000                  840,284
JPMorgan Chase & Co
  Sub Nts
   10-01-15               5.15                810,000                  789,180
Washington Mutual
   09-15-17               5.25                810,000                  777,495
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                570,000(l)               606,341
Total                                                                3,603,369

Brokerage (0.4%)
Morgan Stanley
   10-15-15               5.38                725,000                  715,612

Diversified Manufacturing (0.3%)
Tyco Intl Group
   02-15-11               6.75                430,000(c)               457,309

Electric (2.0%)
Consumers Energy
  1st Mtge
   09-15-35               5.80                265,000                  252,193
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                215,000(l)               211,508
Detroit Edison
  1st Mtge
   10-01-37               5.70                195,000                  186,583
Dominion Resources
  Sr Unsecured Series B
   06-15-35               5.95                270,000                  257,193
Exelon
   06-15-15               4.90                360,000                  338,145

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   ---   RIVERSOURCE CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Electric (cont.)
Ohio Power
  Sr Nts Series H
   01-15-14               4.85%              $465,000                 $450,808
Pacific Gas & Electric
   03-01-34               6.05                295,000                  296,658
PacifiCorp
  1st Mtge
   06-15-35               5.25                185,000                  170,548
Potomac Edison
  1st Mtge
   11-15-14               5.35                150,000                  148,317
PSI Energy
   10-15-35               6.12                405,000                  401,960
Southern California Edison
  1st Mtge
   07-15-35               5.35                180,000                  168,937
Westar Energy
  1st Mtge
   07-01-14               6.00                585,000                  610,663
Total                                                                3,493,513

Entertainment (0.2%)
Time Warner
   05-15-29               6.63                290,000                  293,105

Food and Beverage (0.7%)
Kraft Foods
   06-01-12               6.25                665,000                  699,006
Kraft Foods
  Sr Unsecured
   11-01-11               5.63                585,000                  596,291
Total                                                                1,295,297

Gaming (0.2%)
Harrah's Operating
   06-01-15               5.63                415,000(d)               398,222

Gas Pipelines (0.2%)
Gulfstream Natural Gas System LLC
   11-01-15               5.56                305,000(d)               303,867

Health Care (0.7%)
Cardinal Health
   06-15-15               4.00              1,425,000                1,261,061

Life Insurance (1.0%)
ASIF Global Financing XIX
  Secured
   01-17-13               4.90                230,000(d)               225,301
ING Security Life Institutional Funding
   01-15-10               4.25                470,000(d)               455,964
ING USA Global Funding Trust
   10-01-10               4.50                165,000                  161,019
Pricoa Global Funding I
   06-25-12               4.63              1,005,000(d)               972,299
Total                                                                1,814,583

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Cable (0.8%)
Comcast
   03-15-11               5.50%            $1,490,000               $1,492,459

Media Non Cable (0.4%)
BSKYB Finance UK
   10-15-15               5.63                335,000(c,d)             329,883
News America
   12-15-34               6.20                455,000                  438,440
Total                                                                  768,323

Non Captive Consumer (0.5%)
Residential Capital
  Sr Unsecured
   06-30-10               6.38                875,000(d)               887,521

Other Financial Institutions (0.1%)
Willis North America
   07-15-15               5.63                220,000                  215,870

Pharmaceuticals (0.3%)
Merck & Co
   02-15-13               4.38                270,000                  253,707
   03-01-15               4.75                325,000                  307,454
Total                                                                  561,161

Property & Casualty (0.2%)
Allstate
  Sr Nts
   05-09-35               5.55                230,000                  216,497
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15               5.75                190,000                  185,621
Total                                                                  402,118

Retailers (0.5%)
CVS
   09-15-14               4.88                485,000                  465,236
May Department Stores
   07-15-34               6.70                400,000                  406,625
Total                                                                  871,861

Transportation Services (0.2%)
ERAC USA Finance
   05-01-15               5.60                310,000(d)               305,197

Wireless (0.7%)
Nextel Communications
  Sr Nts Series F
   03-15-14               5.95                860,000                  862,680
US Cellular
  Sr Nts
   12-15-33               6.70                385,000                  377,564
Total                                                                1,240,244

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Wirelines (4.3%)
SBC Communications
   09-15-34               6.15%              $235,000                 $229,553
Sprint Capital
   01-30-11               7.63              1,195,000                1,315,007
Telecom Italia Capital
   10-01-15               5.25              1,610,000(c)             1,549,852
TELUS
   06-01-11               8.00              1,352,500(c)             1,520,873
Verizon Pennsylvania
  Series A
   11-15-11               5.65              2,950,000                2,933,155
Total                                                                7,548,440

Total Bonds
(Cost: $173,556,521)                                              $170,761,758

Short-Term Securities (8.8%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                                                        maturity

Commercial Paper
Charta LLC
   11-01-05               4.04%            $5,600,000               $5,599,372
Cullinan Finance
   11-17-05               3.94              5,000,000                4,990,721
Goldman Sachs Group
   11-21-05               4.03              5,000,000                4,988,275

Total Short-Term Securities
(Cost: $15,580,100)                                                $15,578,368

Total Investments in Securities
(Cost: $189,136,621)(m)                                           $186,340,126

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   ---   RIVERSOURCE CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT 0CT. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b) At Oct. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,147,604.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2005, the value of foreign securities represented 3.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $7,116,770 or 4.0% of net assets.

(e) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC    --    Ambac Assurance Corporation
      FGIC     --    Financial Guaranty Insurance Company
      FSA      --    Financial Security Assurance
      MBIA     --    MBIA Insurance Corporation

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2005.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2005.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2005.

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Oct. 31, 2005:

      Security             Principal  Settlement   Proceeds       Value
                            amount       date     receivable
      Federal Natl Mtge Assn
           11-01-35 5.00% $1,275,000   11-14-05  $1,243,125    $ 1,226,790
           11-01-35 5.50   2,800,000   11-14-05   2,791,813      2,761,500

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                           Notional amount
      Purchase contracts
      Eurodollar, Sept. 2007, 90-day                               $ 2,250,000
      U.S. Long Bond, Dec. 2005, 20-year                             1,000,000

      Sale contracts
      U.S. Treasury Note, Dec. 2005, 5-year                          3,900,000
      U.S. Treasury Note, Dec. 2005, 10-year                         5,800,000

(m) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $189,137,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $   221,000
      Unrealized depreciation                                       (3,018,000)
                                                                    ----------
      Net unrealized depreciation                                  $(2,797,000)
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6   ---   RIVERSOURCE CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT 0CT. 31, 2005

                                                             S-6267-80 D (12/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                           RIVERSOURCE DISCOVERY FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Discovery Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.7%)
Issuer                                         Shares                 Value(a)

Aerospace & Defense (0.8%)
Alliant Techsystems                               271(b)              $19,030
Esterline Technologies                          1,854(b)               69,803
Hexcel                                         52,700(b)              833,714
Kaman Cl A                                      1,052(b)               24,648
Teledyne Technologies                           6,681(b)              235,572
Total                                                               1,182,767

Air Freight & Logistics (0.1%)
Forward Air                                     2,719                  96,389

Airlines (1.1%)
AirTran Holdings                               51,300(b)              767,448
AMR                                            35,100(b)              474,201
Frontier Airlines                               2,943(b)               27,811
Mesa Air Group                                  2,671(b)               30,129
Republic Airways Holdings                      12,200(b)              190,320
SkyWest                                         5,481                 160,648
Total                                                               1,650,557

Auto Components (0.6%)
Goodyear Tire & Rubber                         35,074(b)              548,558
Shiloh Inds                                     2,371(b)               30,728
TRW Automotive Holdings                        15,186(b)              410,781
Total                                                                 990,067

Biotechnology (2.2%)
Abgenix                                        48,500(b)              504,400
Albany Molecular Research                       3,945(b)               52,863
Alkermes                                       36,190(b)              589,535
Amylin Pharmaceuticals                         21,462(b)              721,124
Exelixis                                       45,256(b)              349,829
Human Genome Sciences                          57,300(b)              478,455
Incyte                                         65,901(b)              328,846
Kendle Intl                                     1,754(b)               42,236
Techne                                            156(b)                8,458
ZymoGenetics                                   14,300(b)              250,536
Total                                                               3,326,282

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Building Products (1.3%)
ElkCorp                                        37,200              $1,176,635
Universal Forest Products                         264                  14,610
USG                                            13,730(b)              811,718
Total                                                               2,002,963

Capital Markets (0.9%)
Affiliated Managers Group                       5,250(b)              402,938
Calamos Asset
  Management Cl A                                 786                  19,092
Investment Technology Group                    23,620(b)              767,885
Investors Financial Services                    5,400                 206,172
Stifel Financial                                  270(b)               10,139
Total                                                               1,406,226

Chemicals (2.0%)
Cytec Inds                                     15,600                 644,281
Ferro                                          26,600                 474,544
FMC                                             8,944(b)              486,911
Hercules                                       47,100(b)              524,694
Minerals Technologies                           7,200                 384,912
Pioneer Companies                               4,856(b)              114,067
Terra Inds                                     55,148(b)              336,954
WR Grace & Co                                   3,537(b)               26,598
Total                                                               2,992,961

Commercial Banks (3.1%)
Amcore Financial                                9,800                 291,158
BancFirst                                         854                  70,950
Bank of Hawaii                                 10,702                 549,869
BOK Financial                                     922                  40,586
Center Financial                                2,694                  68,266
City Holding                                    2,159                  79,106
City Natl                                       6,645                 487,610
Commerce Bancshares                             3,641                 193,446
Community Trust Bancorp                           251                   8,657
Cullen/Frost Bankers                            1,325                  69,987
First BanCorp Puerto Rico                      21,800(c)              248,956
First Citizens BancShares Cl A                    471                  78,657
First Indiana                                     591                  20,661
First Regional Banks                              547(b)               36,769

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Commercial Banks (cont.)
Hanmi Financial                                14,500                $265,495
Intl Bancshares                                 1,312                  39,281
Old Second Bancorp                              1,166                  36,228
PrivateBancorp                                  8,100                 275,157
Seacoast Banking
  Corporation of Florida                       26,400                 603,504
Southwest Bancorp                                 719                  16,832
Taylor Capital Group                              784                  32,254
TCF Financial                                     233                   6,314
Texas United Bancshares                         5,800                 115,651
Westcorp                                       17,225               1,085,348
Wilmington Trust                                  823                  31,200
Wilshire Bancorp                                1,408                  22,993
Total                                                               4,774,935

Commercial Services & Supplies (2.2%)
Administaff                                    16,978                 718,509
Clean Harbors                                   7,791(b)              264,115
CompX Intl                                        948                  15,026
Consolidated Graphics                             586(b)               22,848
CoStar Group                                   11,400(b)              546,630
Dun & Bradstreet                                  232(b)               14,690
Escala Group                                      637(b)               10,485
GEO Group                                       1,742(b)               38,045
John H Harland                                 10,869                 452,042
PHH                                            11,018(b)              309,936
PICO Holdings                                     917(b)               30,793
Sotheby's Holdings Cl A                        10,147(b)              157,989
Strayer Education                               6,500                 581,815
Vertrue                                         4,181(b)              157,415
West                                            2,849(b)              112,393
Total                                                               3,432,731

Communications Equipment (1.3%)
ARRIS Group                                    61,500(b)              508,605
Comtech Telecommunications                     10,412(b)              399,404
Foundry Networks                               20,400(b)              243,372
SpectraLink                                    24,100                 303,178
Westell Technologies Cl A                     111,200(b)              522,640
Total                                                               1,977,199

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   ---   RIVERSOURCE DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Computers & Peripherals (2.8%)
Ampex Cl A                                        566(b)              $13,504
Avid Technology                                 9,500(b)              467,685
Electronics for Imaging                        26,200(b)              657,882
Emulex                                         17,714(b)              327,886
Hutchinson Technology                          15,900(b)              394,320
Imation                                         1,444                  61,818
Intergraph                                     10,471(b)              506,587
Komag                                          17,564(b)              471,066
Palm                                           10,900(b)              280,021
Stratasys                                      29,900(b)              709,228
Western Digital                                28,950(b)              350,295
Total                                                               4,240,292

Construction & Engineering (0.6%)
McDermott Intl                                  9,998(b)              363,227
Michael Baker                                   1,863(b)               48,531
Washington Group Intl                          10,100(b)              501,970
Total                                                                 913,728

Consumer Finance (0.9%)
Advanta Cl B                                   29,400                 834,078
Metris Companies                               35,278(b)              518,234
WFS Financial                                     510(b)               36,684
Total                                                               1,388,996

Containers & Packaging (0.7%)
Crown Holdings                                 18,237(b)              295,804
Greif Cl A                                      7,205                 439,505
Silgan Holdings                                 8,774                 282,260
Total                                                               1,017,569

Distributors (0.5%)
Building Material Holding                       8,285                 704,308
Earle M Jorgensen                               1,039(b)                8,811
Total                                                                 713,119

Diversified Financial Services (0.8%)
NASDAQ Stock Market                            40,573(b)            1,253,300

Diversified Telecommunication Services (1.0%)
CenturyTel                                      6,263                 204,988
Cincinnati Bell                                 7,178(b)               28,425
FairPoint Communications                       18,200                 248,794
General Communication Cl A                     61,500(b)              591,015
Premiere Global Services                       28,189(b)              239,043
Talk America Holdings                          15,699(b)              151,338
Valor Communications Group                      8,203                 104,424
Total                                                               1,568,027

Electric Utilities (0.5%)
Allegheny Energy                               11,427(b)              322,927
El Paso Electric                               23,800(b)              515,270
Total                                                                 838,197

Electrical Equipment (1.2%)
AO Smith                                        1,763                  57,086
FuelCell Energy                                41,900(b,e)            367,044
Genlyte Group                                  22,000(b)            1,121,340
Global Power Equipment Group                   54,600(b)              342,342
Total                                                               1,887,812

Electronic Equipment & Instruments (3.9%)
Agilysys                                       17,917                 267,680
Arrow Electronics                              18,809(b)              555,054

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Electronic Equipment & Instruments (cont.)
Avnet                                          10,241(b)             $236,055
CalAmp                                            929(b)               10,637
Coherent                                          874(b)               25,879
Gerber Scientific                               6,677(b)               52,815
Global Imaging Systems                         24,700(b)              879,567
Ingram Micro Cl A                              35,300(b)              638,930
Itron                                          14,275(b)              620,392
LoJack                                          2,013(b)               38,267
Measurement Specialties                        48,100(b)            1,149,108
Mettler-Toledo Intl                             4,536(b,c)            234,058
MTS Systems                                     7,174                 286,673
RadiSys                                        26,600(b)              427,462
Tessco Technologies                             3,209(b)               47,333
X-Rite                                         44,700                 459,963
Total                                                               5,929,873

Energy Equipment & Services (4.0%)
Core Laboratories                               3,352(b,c)            107,968
Grey Wolf                                     159,900(b)            1,228,032
Key Energy Services                            19,900(b)              268,650
Lone Star Technologies                          1,188(b)               54,351
Offshore Logistics                              2,134(b)               72,556
Pride Intl                                     62,800(b)            1,762,795
SBM Offshore                                    6,626(c)              512,453
SEACOR Holdings                                 2,254(b)              161,454
TETRA Technologies                             29,575(b)              827,213
Unit                                           10,600(b)              555,440
Veritas DGC                                    17,704(b)              570,246
Total                                                               6,121,158

Food & Staples Retailing (0.8%)
Longs Drug Stores                              16,499                 688,173
Nash Finch                                     11,787                 366,104
Performance Food Group                          7,193(b)              198,455
Spartan Stores                                  1,013(b)               10,019
Total                                                               1,262,751

Food Products (1.6%)
Chiquita Brands Intl                            7,267                 200,642
J & J Snack Foods                              17,900               1,009,738
M&F Worldwide                                   4,790(b)               80,712
Pilgrim's Pride                                23,808                 749,476
Seaboard                                          246                 349,566
Total                                                               2,390,134

Gas Utilities (1.2%)
Energen                                        21,069                 792,194
Nicor                                           1,423                  55,782
UGI                                            44,203               1,043,191
Total                                                               1,891,167

Health Care Equipment & Supplies (3.8%)
Arrow Intl                                     15,200                 439,888
Conmed                                          6,067(b)              145,487
Cutera                                            420(b)               11,508
Dade Behring Holdings                          14,402                 518,616
DENTSPLY Intl                                   1,840                 101,458
Edwards Lifesciences                            5,657(b)              234,087
Haemonetics                                     9,835(b)              476,506
Hologic                                            66(b)                3,660
ICU Medical                                     4,100(b)              143,131
Kensey Nash                                    36,600(b)              839,238
Kinetic Concepts                                1,123(b)               40,316

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Health Care Equipment & Supplies (cont.)
Kyphon                                         24,200(b)             $970,177
Millipore                                       4,778(b)              292,509
Nutraceutical Intl                              4,693(b)               61,901
Respironics                                     4,740(b)              170,024
SurModics                                       8,799(b)              347,736
Sybron Dental Specialties                         397(b)               17,031
Symmetry Medical                               26,800(b)              593,352
TriPath Imaging                                59,300(b)              412,728
Vital Signs                                       915                  42,987
Total                                                               5,862,340

Health Care Providers & Services (7.5%)
Alderwoods Group                                2,736(b)               43,065
Alliance Imaging                                9,356(b)               64,650
Allscripts Healthcare Solutions                23,800(b,e)            380,800
Amedisys                                       21,300(b)              813,873
Beverly Enterprises                            16,500(b)              193,710
Chemed                                          6,100                 293,288
Emageon                                        30,009(b)              393,418
Genesis HealthCare                             31,185(b)            1,265,487
HealthTronics                                   3,209(b)               29,170
Icon ADR                                       24,100(b,c)            969,543
IDX Systems                                    20,200(b)              876,478
Kindred Healthcare                             11,808(b)              330,624
LCA-Vision                                     31,100               1,306,510
Life Sciences Research                          2,838(b)               34,766
Magellan Health Services                       11,696(b)              347,722
Manor Care                                     20,200                 752,450
Matria Healthcare                              15,900(b)              533,127
NDCHealth                                       1,656                  31,199
Option Care                                    59,102(e)              737,002
Owens & Minor                                   8,632                 254,212
Per-Se Technologies                            11,551(b)              256,779
PRA Intl                                        5,496(b)              145,974
PSS World Medical                              37,800(b)              526,554
Psychiatric Solutions                           2,600(b)              142,220
Sierra Health Services                            228(b)               17,100
Triad Hospitals                                11,300(b)              464,769
TriZetto Group                                  8,081(b)              114,508
U.S. Physical Therapy                             581(b)               10,470
Total                                                              11,329,468

Hotels, Restaurants & Leisure (2.3%)
Alliance Gaming                                38,400(b)              415,104
Ambassadors Group                                 512                  13,302
Aztar                                          15,500(b)              466,085
Bluegreen                                       4,718(b)               71,572
Churchill Downs                                 8,500                 272,935
CKE Restaurants                                 7,084                  90,108
Dave & Buster's                                36,900(b)              501,102
Domino's Pizza                                  7,399                 176,984
Jack in the Box                                 6,520(b)              193,644
La Quinta                                      74,500(b)              622,075
Luby's                                          6,449(b)               81,128
Main Street Restaurant Group                    5,741(b)               32,724
Papa John's Intl                                5,766(b)              299,428
Vail Resorts                                    9,557(b)              320,160
Total                                                               3,556,351

Household Durables (3.8%)
Blount Intl                                    14,142(b)              224,292
Centex                                         12,600                 810,810
Ethan Allen Interiors                          13,300                 449,806

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   ---   RIVERSOURCE DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Household Durables (cont.)
Furniture Brands Intl                          17,300                $313,995
NVR                                             1,237(b)              847,964
Ryland Group                                   25,700               1,729,610
Stanley Works                                   7,368                 353,148
Universal Electronics                          36,739(b)              636,687
William Lyon Homes                              3,391(b)              403,020
Total                                                               5,769,332

Household Products (0.1%)
Energizer Holdings                              2,755(b)              139,100

Industrial Conglomerates (0.3%)
Teleflex                                        7,892                 522,371

Insurance (7.3%)
American Financial Group                       12,891                 440,614
Aspen Insurance Holdings                       22,500(c)              544,275
Axis Capital Holdings                          11,363(c)              294,643
Conseco                                        25,147(b)              510,484
Endurance Specialty Holdings                   10,283(c)              340,984
First Acceptance                               13,200(b)              134,244
First American                                    337                  14,767
HCC Insurance Holdings                         60,850               1,825,500
Hilb Rogal & Hobbs                             40,500               1,516,725
Loews - Carolina Group                         11,174(d)              459,810
Max Re Capital                                  1,392(c)               33,283
Ohio Casualty                                  54,200               1,478,576
Phoenix Companies                              20,000                 259,000
Platinum Underwriters Holdings                  3,285(c)               93,590
ProAssurance                                   13,900(b)              650,520
Reinsurance Group of America                   11,100                 507,825
Safety Insurance Group                          3,573                 134,381
USI Holdings                                   91,300(b)            1,200,595
Zenith Natl Insurance                          12,648                 569,413
Total                                                              11,009,229

Internet & Catalog Retail (1.1%)
Blair                                             253                   9,538
Insight Enterprises                            37,500(b)              769,501
NetFlix                                        26,700(b,e)            705,147
PetMed Express                                 10,876(b)              120,832
Sportsman's Guide                               1,065(b)               28,041
Total                                                               1,633,059

Internet Software & Services (1.3%)
EarthLink                                      57,875(b)              637,204
Homestore                                       8,259(b)               29,980
United Online                                   6,183                  82,914
Websense                                       21,800(b)            1,287,944
Total                                                               2,038,042

IT Services (2.1%)
Acxiom                                          9,700                 206,998
Alliance Data Systems                             903(b)               32,111
BISYS Group                                    38,700(b)              490,716
CACI Intl Cl A                                 10,700(b)              583,578
CheckFree                                      14,800(b)              628,999
Global Payments                                 8,210                 351,799
ManTech Intl Cl A                                 752(b)               20,830
Sapient                                        56,500(b)              293,235
SM&A                                           66,379(b)              564,222
Sykes Enterprises                               7,932(b)              114,538
Total                                                               3,287,026

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Leisure Equipment & Products (0.4%)
JAKKS Pacific                                  26,242(b)             $482,328
Steinway Musical Instruments                    2,895(b)               76,746
Total                                                                 559,074

Machinery (3.1%)
Actuant Cl A                                   36,200               1,762,940
AGCO                                           25,300(b)              404,547
CIRCOR Intl                                       418                  11,775
Commercial Vehicle Group                        6,191(b)              120,848
Cummins                                         6,916                 590,419
EnPro Inds                                        741(b)               20,674
Flow Intl                                       7,227(b)               65,983
Gardner Denver                                    711(b)               34,555
JLG Inds                                        7,490                 287,316
Joy Global                                      5,300                 243,111
Kennametal                                        918                  46,919
Stewart & Stevenson Services                   26,100                 622,746
Sun Hydraulics                                    269                   5,961
Wabash Natl                                    30,900                 568,869
Total                                                               4,786,663

Marine (0.2%)
Excel Maritime Carriers                        13,200(b,c)            200,904
Kirby                                           2,179(b)              112,589
Total                                                                 313,493

Media (4.2%)
ADVO                                           15,050                 371,735
Catalina Marketing                             21,900                 570,714
Charter Communications Cl A                   245,400(b)              294,480
DreamWorks Animation
  SKG Cl A                                     16,027(b)              410,932
Entravision
  Communications Cl A                         101,100(b)              829,020
Harris Interactive                            175,800(b)              733,086
Insight Communications Cl A                    12,911(b)              148,477
LodgeNet Entertainment                         30,617(b)              398,021
Playboy Enterprises Cl B                       46,751(b)              707,810
Regent Communications                         113,401(b)              574,943
RH Donnelley                                    8,329(b)              514,149
Scholastic                                      3,154(b)              102,663
Sinclair Broadcast Group Cl A                   3,786                  31,386
TiVo                                           66,700(b,e)            322,828
Valassis Communications                        15,100(b)              471,875
Total                                                               6,482,119

Metals & Mining (4.3%)
AK Steel Holding                               23,995(b)              167,725
Arch Coal                                       2,200                 169,554
Carpenter Technology                            9,308                 561,272
Century Aluminum                               20,900(b)              379,962
Chaparral Steel                                 1,862(b)               46,513
Cleveland-Cliffs                               13,000               1,060,020
Commercial Metals                              27,000                 858,330
Gibraltar Inds                                 20,700                 419,175
Massey Energy                                  42,900               1,719,003
Metal Management                               18,181                 440,162
Quanex                                         12,261                 710,035
Reliance Steel & Aluminum                       1,470                  83,819
Royal Gold                                        901                  20,741
Total                                                               6,636,311

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Multi-Utilities & Unregulated Power (--%)
NorthWestern Energy                               806                 $23,979

Multiline Retail (0.3%)
Tuesday Morning                                21,900                 525,381

Oil & Gas (2.7%)
Berry Petroleum Cl A                              170                  10,176
Cabot Oil & Gas                                 7,553                 345,852
Clayton Williams Energy                           267(b)               10,114
Comstock Resources                             23,100(b)              695,541
Forest Oil                                     12,725(b)              555,828
Frontier Oil                                   15,007                 553,458
Giant Inds                                      2,348(b)              134,282
Harvest Natural Resources                      19,144(b)              185,314
OPTI Canada                                    24,100(b,c)            748,303
Remington Oil & Gas                             2,251(b)               78,785
Swift Energy                                      639(b)               27,899
Tesoro                                          3,492                 213,536
TransMontaigne                                 16,865(b)               93,601
Vintage Petroleum                               3,302                 171,341
Whiting Petroleum                               8,600(b)              348,730
Total                                                               4,172,760

Paper & Forest Products (0.1%)
Potlatch                                        2,037                  91,115

Personal Products (0.5%)
Chattem                                         5,232(b)              172,656
Nu Skin Enterprises Cl A                       32,800                 552,352
Total                                                                 725,008

Pharmaceuticals (1.3%)
Alpharma Cl A                                  10,515                 261,718
CNS                                             6,103                 159,105
King Pharmaceuticals                           36,104(b)              557,085
Medicines                                      18,500(b)              317,090
Par Pharmaceutical Companies                   27,300(b)              706,524
Watson Pharmaceuticals                          1,346(b)               46,518
Total                                                               2,048,040

Real Estate Investment Trust (1.7%)
American Campus Communities                       604                  14,949
Boykin Lodging                                  4,632(b)               51,091
CBL & Associates Properties                    13,630                 509,081
FelCor Lodging Trust                            1,021(b)               15,233
Innkeepers USA Trust                           12,481                 194,704
MeriStar Hospitality                           14,097(b)              122,221
Mission West Properties                         4,551                  46,511
Redwood Trust                                   9,900                 460,845
Trizec Properties                              25,068                 557,763
Ventas                                         18,800                 575,844
Total                                                               2,548,242

Road & Rail (1.5%)
Arkansas Best                                   2,096                  81,241
CNF                                            10,800                 607,715
Heartland Express                               5,478                 108,191
Kansas City Southern                            7,904(b)              175,153
Knight Transportation                           4,974                 135,343
Landstar System                                 5,468                 210,627
Vitran                                         29,400(b,c)            508,914
Yellow Roadway                                 11,700(b)              531,765
Total                                                               2,358,949

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   ---   RIVERSOURCE DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                                         Shares                 Value(a)

Semiconductors & Semiconductor Equipment (0.5%)
Cymer                                           4,185(b)             $145,847
LSI Logic                                       1,591(b)               12,903
ON Semiconductor                              146,600(b)              680,224
Total                                                                 838,974

Software (2.4%)
Ansoft                                            477(b)               15,264
CCC Information Services Group                  1,689(b)               43,846
DocuCorp Intl                                   1,744(b)               10,883
Opsware                                        53,800(b)              276,532
Parametric Technology                          69,270(b)              450,948
Progress Software                               1,494(b)               46,523
Red Hat                                        75,900(b)            1,762,398
SERENA Software                                25,200(b)              551,628
SPSS                                              440(b)               10,032
Sybase                                            453(b)               10,079
Take-Two Interactive Software                  24,500(b)              505,925
Total                                                               3,684,058

Specialty Retail (4.0%)
Barnes & Noble                                  9,916                 358,563
Borders Group                                  23,700                 465,231
Charlotte Russe Holding                        38,700(b)              681,894
Charming Shoppes                               22,730(b)              254,576
Children's Place Retail Stores                 10,943(b)              469,783

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Specialty Retail (cont.)
CSK Auto                                        6,495(b)              $98,269
Foot Locker                                    15,300                 297,432
Genesco                                         9,638(b)              354,678
Movie Gallery                                  16,175                 112,578
Pantry                                          7,272(b)              281,354
Payless ShoeSource                             18,071(b)              331,964
Select Comfort                                 91,100(b)            1,995,090
Trans World Entertainment                       3,549(b)               22,643
United Auto Group                              13,600                 458,728
Total                                                               6,182,783

Textiles, Apparel & Luxury Goods (0.7%)
K-Swiss Cl A                                    8,750                 266,438
Steven Madden                                   1,765(b)               45,255
UniFirst                                          201                   7,047
Warnaco Group                                  33,200(b)              752,975
Total                                                               1,071,715

Thrifts & Mortgage Finance (1.4%)
Brookline Bancorp                              39,093                 549,257
Capital Crossing Bank                             278(b)                9,449
Corus Bankshares                                5,801                 318,475
Downey Financial                               11,546                 703,728
FirstFed Financial                              4,436(b)              237,282
Fremont General                                   391                   8,481
IndyMac Bancorp                                 6,800                 253,844
Total                                                               2,080,516

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Trading Companies & Distributors (2.3%)
Applied Industrial Technologies                16,148                $532,077
Beacon Roofing Supply                          21,700(b)              591,542
Hughes Supply                                  28,800                 963,360
Rush Enterprises Cl A                          26,200(b)              394,572
UAP Holding                                     1,090                  20,819
Watsco                                         17,700               1,005,891
Total                                                               3,508,261

Wireless Telecommunication Services (0.4%)
UbiquiTel                                      70,300(b)              607,392

Total Common Stocks
(Cost: $131,277,482)                                             $149,640,351

Short-Term Securities (2.5%)(f)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
HSBC Finance
  11-01-05                4.05%            $2,600,000              $2,599,708
Park Granada LLC
  11-01-05                4.05              1,200,000(g)            1,199,865

Total Short-Term Securities
(Cost: $3,800,000)                                                 $3,799,573

Total Investments in Securities
(Cost: $135,077,482)(h)                                          $153,439,924

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2005, the value of foreign securities represented 3.2% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   At Oct. 31, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 1.5% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $1,199,865 or 0.8% of net assets.

(h) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $135,077,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $24,785,000
      Unrealized depreciation                                      (6,422,000)
                                                                   ----------
      Net unrealized appreciation                                 $18,363,000
                                                                  -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4   ---   RIVERSOURCE DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6457-80 D (12/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                      RIVERSOURCE INCOME OPPORTUNITIES FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Income Opportunities Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.4%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (1.7%)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               5.90%            $1,600,000(d,e)          $1,600,240
Metris Master Trust
  Series 2004-2 Cl D
   10-20-10               7.28              3,745,000(d,e)           3,802,036
Metris Master Trust
  Series 2005-1A Cl D
   03-21-11               5.90                775,000(d,e)             777,131
Total                                                                6,179,407

Aerospace & Defense (3.2%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00              2,015,000                2,050,263
CPI Holdco
  Sr Nts
   02-01-15               9.67              1,255,000(e)             1,230,233
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88              2,285,000                2,170,749
L-3 Communications
   06-15-12               7.63              1,285,000                1,342,825
   07-15-13               6.13                700,000                  686,000
L-3 Communications
  Sr Sub Nts
   01-15-15               5.88              1,550,000                1,472,500
   10-15-15               6.38                800,000(d)               790,000
Moog
  Sr Sub Nts
   01-15-15               6.25                280,000(d)               278,600
Standard Aero Holdings
   09-01-14               8.25              1,675,000                1,591,250
Total                                                               11,612,420

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Automotive (4.1%)
GMAC
   09-15-11               6.88%            $7,570,000               $7,340,015
   11-01-31               8.00              1,300,000                1,339,416
Lear
  Series B
   05-15-09               8.11              2,165,000                2,002,625
Tenneco Automotive
   11-15-14               8.63                750,000                  716,250
TRW Automotive
  Sr Nts
   02-15-13               9.38              3,380,000                3,633,500
Total                                                               15,031,806

Brokerage (0.8%)
LaBranche & Co
  Sr Nts
   05-15-12              11.00              2,560,000                2,828,800

Building Materials (1.5%)
Ainsworth Lumber
   10-01-12               7.25              2,125,000(c)             1,917,813
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              3,505,000                3,575,100
Total                                                                5,492,913

Chemicals (4.7%)
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63              1,643,000                1,807,300
Georgia Gulf
  Sr Nts
   12-15-13               7.13              3,010,000                3,010,000
INVISTA
   05-01-12               9.25              3,525,000(d)             3,789,375
MacDermid
   07-15-11               9.13              1,825,000                1,936,781

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Chemicals (cont.)
NALCO
  Sr Nts
   11-15-11               7.75%              $800,000                 $817,000
NALCO
  Sr Sub Nts
   11-15-13               8.88              1,085,000                1,108,056
PQ
   02-15-13               7.50              2,930,000(d)             2,695,600
Resolution Performance
  Products LLC/Capital
  Secured
   04-15-10               9.50              1,920,000                1,939,200
Total                                                               17,103,312

Construction Machinery (2.6%)
Gardner Denver
   05-01-13               8.00              1,065,000(d)             1,107,600
NationsRent Companies
  Secured
   10-15-10               9.50              3,905,000                4,246,688
Neff Rental LLC/Finance
  Secured
   06-15-12              11.25                570,000(d)               594,225
United Rentals North America
   02-15-12               6.50              3,680,000                3,528,200
Total                                                                9,476,713

Consumer Cyclical Services (0.2%)
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                750,000                  791,250

Consumer Products (2.1%)
ACCO Brands
  Sr Sub Nts
   08-15-15               7.63                995,000(d)               945,250
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25              3,345,000                3,395,175

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Consumer Products (cont.)
Simmons Bedding
  Sr Sub Nts
   01-15-14               7.88%              $825,000                 $728,063
Spectrum Brands
  Sr Sub Nts
   10-01-13               8.50              1,610,000                1,457,050
Visant
   10-01-12               7.63              1,175,000                1,157,375
Total                                                                7,682,913

Diversified Manufacturing (1.2%)
ALH Finance LLC
  Sr Sub Nts
   01-15-13               8.50              1,000,000                  905,000
JohnsonDiversey
  Series B
   05-15-12               9.63              1,080,000                1,069,200
TriMas
   06-15-12               9.88              1,115,000                  903,150
Valmont Inds
   05-01-14               6.88              1,515,000                1,545,300
Total                                                                4,422,650

Electric (7.6%)
Aquila
  Sr Nts
   11-15-09               7.63              1,645,000                1,686,125
   02-01-11               9.95                965,000                1,063,913
CMS Energy
  Sr Nts
   02-01-12               6.30                705,000                  699,713
IPALCO Enterprises
  Secured
   11-14-11               8.63              3,645,000                3,945,712
Midwest Generation LLC
  Series B
   01-02-16               8.56              2,663,403                2,903,109
NRG Energy
   12-15-13               8.00              1,055,000                1,149,950
Pacific Gas & Electric
   03-01-34               6.05              1,300,000                1,307,306
PacifiCorp
  1st Mtge
   06-15-35               5.25              2,000,000                1,843,766
Potomac Edison
  1st Mtge
   11-15-14               5.35              2,500,000                2,471,953
Reliant Energy
  Secured
   07-15-13               9.50              1,345,000                1,432,425
   12-15-14               6.75                795,000                  737,363
Salton Sea Funding
  Sr Nts Series C
   05-30-10               7.84                312,328                  327,554
Sierra Pacific Power
   04-15-12               6.25              1,045,000                1,047,613
Southern California Edison
  1st Mtge
   07-15-35               5.35              1,455,000                1,365,571

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Electric (cont.)
Tenaska Alabama Partners LP
  Secured
   06-30-21               7.00%            $2,535,000(d)            $2,575,488
Utilicorp Canada Finance
   06-15-11               7.75              2,625,000(c)             2,684,062
Total                                                               27,241,623

Entertainment (1.0%)
Hit Entertainment
  Term Loan B
   02-24-12               8.88                800,000                  807,000
Loews Cineplex
   08-01-14               9.00              1,505,000                1,448,563
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75              1,375,000                1,409,375
Total                                                                3,664,938

Environmental (1.7%)
Allied Waste North America
  Secured
   04-15-11               6.38                795,000                  767,175
Allied Waste North America
  Secured Series B
   02-15-11               5.75              1,785,000                1,664,513
Allied Waste North America
  Series B
   09-01-12               9.25              1,690,000                1,821,566
Clean Harbors
   07-15-12              11.25              1,555,000(d)             1,741,600
Total                                                                5,994,854

Food and Beverage (1.6%)
American Seafoods Group LLC
   04-15-10              10.13              1,600,000                1,696,000
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11               9.83              1,225,000(g)               943,250
Cott Beverages
   12-15-11               8.00              3,125,000                3,195,313
Total                                                                5,834,563

Gaming (7.3%)
Caesars Entertainment
  Sr Nts
   04-15-13               7.00              1,465,000                1,557,494
Caesars Entertainment
  Sr Sub Nts
   09-15-08               8.88                200,000                  215,000
   03-15-10               7.88                350,000                  373,188
CCM Merger
   08-01-13               8.00              2,670,000(d)             2,643,299
Circus & Eldorado Jt Venture/Silver Legacy
  Capital
  1st Mtge
   03-01-12              10.13              2,715,000                2,837,174
Kerzner Intl
  Sr Sub Nts
   10-01-15               6.75              2,625,000(c,d)           2,493,749

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Gaming (cont.)
MGM MIRAGE
   10-01-09               6.00%              $150,000                 $147,000
   09-15-10               8.50              1,825,000                1,957,313
MGM MIRAGE
  Sr Nts
   12-15-11               6.38                300,000                  296,250
   09-01-12               6.75                800,000                  796,000
   02-27-14               5.88                725,000                  681,500
MGM MIRAGE
  Sr Unsecured
   07-15-15               6.63                850,000(d)               824,500
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13              1,520,000                1,470,600
MTR Gaming Group
  Series B
   04-01-10               9.75              1,020,000                1,073,550
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75              1,965,000                2,141,850
Riviera Holdings
   06-15-10              11.00                500,000                  543,750
San Pasqual Casino
   09-15-13               8.00                780,000(d)               776,100
Seneca Gaming
  Sr Nts
   05-01-12               7.25              1,200,000                1,225,500
Station Casinos
  Sr Nts
   04-01-12               6.00              1,200,000                1,179,000
Station Casinos
  Sr Sub Nts
   03-01-16               6.88              2,165,000(d)             2,181,238
Wheeling Island Gaming
   12-15-09              10.13              1,075,000                1,126,063
Total                                                               26,540,118

Gas Pipelines (7.7%)
ANR Pipeline
   03-15-10               8.88              3,180,000                3,412,861
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95              1,265,000                1,201,750
   11-15-15               6.80                900,000(b,d)             897,750
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63              1,825,000                1,915,202
Energy Transfer Partners LP
   02-01-15               5.95              2,455,000                2,393,522
Energy Transfer Partners LP
  Unsecrued
   08-01-12               5.65                750,000(d)               728,966
Pacific Energy Partners LP/Finance
  Sr Nts
   09-15-15               6.25              1,575,000(d)             1,555,313
Southern Natural Gas
   03-01-32               8.00              2,800,000                3,008,426
Southern Star Central
  Secured
   08-01-10               8.50              2,930,000                3,113,124

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Gas Pipelines (cont.)
Transcontinental Gas Pipe Line
   07-15-26               7.08%            $2,075,000               $2,173,563
   12-01-26               7.25              1,175,000                1,252,844
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              2,800,000                2,926,000
Williams Companies
   10-01-10               6.38              1,275,000(d)             1,262,250
   03-15-32               8.75                244,000                  281,515
Williams Companies
  Series A
   01-15-31               7.50              1,500,000                1,560,000
Total                                                               27,683,086

Health Care (5.8%)
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                990,000                  980,100
Coventry Health Care
  Sr Nts
   01-15-12               5.88              1,630,000                1,621,850
DaVita
   03-15-13               6.63              2,530,000                2,561,625
Fisher Scientific Intl
  Sr Sub Nts
   07-01-15               6.13                725,000(d)               719,563
HCA
   11-06-08               5.25                500,000                  490,364
HCA
  Sr Nts
   02-01-11               7.88                500,000                  531,272
   05-01-12               6.95              1,100,000                1,120,702
   03-15-14               5.75              1,375,000                1,299,888
HCA
  Sr Unsecured
   12-01-09               5.50                890,000                  866,962
   01-15-15               6.38              1,205,000                1,182,397
MedCath Holdings
  Sr Nts
   07-15-12               9.88              1,950,000                2,067,000
Select Medical
   02-01-15               7.63              3,550,000                3,292,624
Triad Hospitals
  Sr Nts
   05-15-12               7.00              2,810,000                2,852,149
US Oncology
   08-15-12               9.00              1,250,000                1,318,750
Total                                                               20,905,246

Home Construction (2.0%)
DR Horton
  Sr Nts
   05-01-13               6.88                200,000                  206,076
   02-15-15               5.25                800,000                  730,558
DR Horton
  Sr Sub Nts
   09-15-10               9.75                500,000                  560,241
KB HOME
  Sr Sub Nts
   02-01-10               7.75                500,000                  511,852

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Home Construction (cont.)
Meritage Homes
   03-15-15               6.25%            $1,255,000               $1,091,850
Meritage Homes
  Sr Nts
   05-01-14               7.00                800,000                  736,000
Standard Pacific
  Sr Nts
   05-15-11               6.88                775,000                  732,375
   03-15-13               7.75                150,000                  145,125
Stanley-Martin Communities LLC
   08-15-15               9.75                780,000(d)               717,600
WCI Communities
   05-01-12               9.13                500,000                  502,500
William Lyon Homes
   04-01-13              10.75              1,275,000                1,335,562
Total                                                                7,269,739

Independent Energy (3.6%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                980,000                1,038,800
   06-15-14               7.50                567,000                  601,020
   08-15-14               7.00                910,000                  946,400
   06-15-15               6.38                660,000                  648,450
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25              4,314,000                4,184,579
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10              10.50                365,000(d)               409,713
   11-01-15               7.75              1,765,000(d)             1,782,650
Newfield Exploration
  Sr Nts
   03-01-11               7.63                825,000                  878,625
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              1,000,000                1,070,000
   09-01-14               6.63                675,000                  686,813
Whiting Petroleum
  Sr Sub Nts
   02-01-14               7.00                925,000(d)               927,313
Total                                                               13,174,363

Lodging (1.3%)
ITT
   11-15-15               7.38              2,315,000                2,453,900
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75              2,410,000                2,397,950
Total                                                                4,851,850

Media Cable (3.4%)
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00                750,000(d)               752,813
   04-30-14               8.38              1,980,000(d)             1,984,950
CSC Holdings
  Sr Nts
   07-15-08               7.25                375,000                  378,750

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Cable (cont.)
CSC Holdings
  Sr Nts Series B
   07-15-09               8.13%              $875,000                 $894,688
   04-01-11               7.63              2,230,000                2,235,574
  Kabel Deutschland
   07-01-14              10.63              2,450,000(c,d)           2,636,812
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                775,000                  757,563
Videotron Ltee
   01-15-14               6.88              1,750,000(c)             1,767,500
   12-15-15               6.38                945,000(c,d)             933,188
Total                                                               12,341,838

Media Non Cable (10.2%)
Corus Entertainment
  Sr Sub Nts
   03-01-12               8.75              2,380,000(c)             2,540,650
Dex Media East LLC/Finance
   11-15-12              12.13              2,125,000                2,480,938
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50              2,094,000                2,193,465
DIRECTV Holdings LLC/Finance
   06-15-15               6.38              1,820,000(d)             1,785,875
Echostar DBS
   10-01-14               6.63              1,165,000                1,130,050
Echostar DBS
  Sr Nts
   10-01-08               5.75              1,125,000                1,099,688
Entercom Radio LLC/Capital
   03-01-14               7.63              2,325,000                2,371,500
Lamar Media
   01-01-13               7.25              2,950,000                3,060,624
Lamar Media
  Sr Sub Nts
   08-15-15               6.63                685,000(d)               688,425
Liberty Media
   Sr Nts
   05-15-13               5.70              3,585,000                3,234,060
LIN TV
  Sr Sub Nts
   05-15-13               6.50                445,000(d)               421,638
   05-15-13               6.50                825,000                  781,688
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50                790,000                  855,175
Quebecor Media
  Sr Nts
   07-15-11              11.13                180,000(c)               194,850
Radio One
  Sr Sub Nts
   02-15-13               6.38                875,000(d)               854,219
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75              1,405,000(d)             1,475,250
RH Donnelley
   12-15-12              10.88              2,310,000                2,587,200
Salem Communications
   12-15-10               7.75              3,100,000                3,192,999

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Non Cable (cont.)
Salem Communications Holding
  Series B
   07-01-11               9.00%              $495,000                 $522,225
Sun Media
   02-15-13               7.63              2,660,000(c)             2,753,100
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              2,430,000                2,533,275
Total                                                               36,756,894

Metals (0.8%)
California Steel Inds
  Sr Nts
   03-15-14               6.13                800,000                  744,000
Earle M Jorgensen
  Secured
   06-01-12               9.75                990,000                1,059,300
Euramax
  Term Loan B
   08-08-13              11.09              1,000,000                  955,000
Total                                                                2,758,300

Non Captive Consumer (0.7%)
Residential Capital
  Sr Unsecured
   06-30-10               6.38              2,675,000(d)             2,713,279

Oil Field Services (1.7%)
Chart Inds
  Sr Sub Nts
   10-15-15               9.13              1,850,000(d)             1,826,875
Grant Prideco
  Sr Unsecured
   08-15-15               6.13                390,000(d)               390,975
Key Energy Services
  Series C
   03-01-08               8.38                935,000                  974,738
Offshore Logistics
   06-15-13               6.13              2,510,000                2,415,875
Pride Intl
  Sr Nts
   07-15-14               7.38                580,000                  624,950
Total                                                                6,233,413

Other Financial Institutions (0.9%)
Cardtronics
  Sr Sub Nts
   08-15-13               9.25              1,885,000(d)             1,903,850
Triad Acquisition
   05-01-13              11.13              1,520,000(d)             1,527,600
Total                                                                3,431,450

Packaging (2.3%)
Crown European Holdings
  Secured
   03-01-11               9.50              1,200,000(c)             1,320,000
   03-01-13              10.88              2,450,000(c)             2,884,875
Owens-Illinois Glass Container
   05-15-11               7.75              2,415,000                2,475,375
Owens-Illinois Glass Container
  Secured
   11-15-12               8.75                725,000                  777,563

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Packaging (cont.)
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75%              $800,000                 $796,000
Total                                                                8,253,813

Paper (2.3%)
Boise Cascade LLC
   10-15-14               7.13              1,635,000                1,455,150
Domtar
   12-01-13               5.38              1,750,000(c)             1,386,875
Jefferson Smurfit
   10-01-12               8.25                450,000                  424,125
JSG Funding
  Sr Nts
   10-01-12               9.63              2,580,000(c)             2,476,800
NewPage
  Secured
   05-01-12              10.00              1,000,000                  910,000
Norampac
  Sr Nts
   06-01-13               6.75              1,930,000(c)             1,814,200
Total                                                                8,467,150

Pharmaceuticals (0.6%)
AmerisourceBergen
   09-15-12               5.63                380,000(d)               365,750
   09-15-15               5.88              1,225,000(d)             1,179,063
Athena Neurosciences Finance LLC
   2-21-08                7.25                800,000                  772,000
Total                                                                2,316,813

Railroads (0.4%)
TFM
  Sr Nts
   05-01-12               9.38              1,330,000(c,d)           1,443,050

Retailers (2.1%)
General Nutrition Centers
   01-15-11               8.63              1,230,000                1,165,425
NBTY
  Sr Sub Nts
   10-01-15               7.13              1,495,000(d)             1,457,625
Toys "R" Us
   04-15-13               7.88                670,000                  539,350
   10-15-18               7.38                780,000                  553,800
Toys "R" Us
  Term Loan B
   08-21-06               9.43              1,000,000(f)             1,000,000
United Auto Group
   03-15-12               9.63              2,820,000                2,929,275
Total                                                                7,645,475

Technology (1.2%)
Flextronics Intl
  Sr Sub Nts
   11-15-14               6.25              2,565,000(c)             2,488,050
SunGard
  Sr Unsecured
   08-15-13               9.13              1,380,000(d)             1,400,700

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Technology (cont.)
Syniverse Technologies
  Sr Sub Nts
   08-15-13               7.75%              $635,000(d)              $639,763
Total                                                                4,528,513

Transportation Services (0.4%)
Interpool
   08-01-07               7.20                310,000                  316,200
   08-01-07               7.35              1,070,000                1,091,400
Total                                                                1,407,600

Wireless (1.7%)
American Cellular
  Sr Nts Series B
   08-01-11              10.00                910,000                  982,800
Dobson Cellular Systems
  Secured
   11-01-11               8.38                855,000                  891,338
Rogers Communications
  Secured
   12-15-10               7.00                785,000(c,e)             812,475
   05-01-11               9.63              1,275,000(c)             1,463,062
   12-15-12               7.25                940,000(c)               986,999
   03-01-14               6.38                 55,000(c)                54,863
Rogers Communications
  Sr Sub Nts
   12-15-12               8.00                755,000(c)               798,413
Total                                                                5,989,950

Wirelines (4.0%)
Cincinnati Bell
   02-15-15               7.00              1,075,000                1,015,875
Citizens Communications
   05-15-11               9.25                775,000                  838,938
GCI
  Sr Nts
   02-15-14               7.25              2,385,000                2,313,450
MCI
  Sr Nts
   05-01-14               8.74                555,000                  614,663
Qwest
   11-15-08               5.63                475,000                  470,250
   03-15-12               8.88              4,665,000                5,119,837
Qwest
  Sr Nts
   06-15-13               7.12                790,000(d,e)             833,450
Qwest
  Term Loan B
   06-30-10               6.95              1,000,000                  997,500
Valor Telecom Enterprise
   02-15-15               7.75              2,200,000                2,153,250
Total                                                               14,357,213

Total Bonds
(Cost: $345,964,912)                                              $342,427,315

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2005

Short-Term Securities (3.4%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Amsterdam Funding
   11-01-05               4.04%            $7,300,000(h)            $7,299,181
Park Avenue Receivables
   11-28-05               4.00              5,000,000(h)             4,984,483

Total Short-Term Securities
(Cost: $12,285,038)                                                $12,283,664

Total Investments in Securities
(Cost: $358,249,950)(i)                                           $354,710,979

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b) At Oct. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $899,568.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2005, the value of foreign securities represented 9.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $65,832,297 or 18.2% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2005.

(f) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2005, is as follows:

      Security                         Acquisition                       Cost
                                          date
      Toys "R" Us
           9.43% Term Loan B 2006       08-24-05                      $995,288

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $12,283,664 or 3.4% of net assets.

(i) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $358,250,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 2,888,000
      Unrealized depreciation                                       (6,427,000)
                                                                    ----------
      Net unrealized depreciation                                  $(3,539,000)
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
5 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6266-80 D (12/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                                   RIVERSOURCE

                       INFLATION PROTECTED SECURITIES FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Inflation Protected Securities Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.3%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount
Sovereign (1.4%)
Bundesrepublik Deutschland
  (European Monetary Unit)
  01-04-07                6.00%             1,399,000(c)            $1,742,655
United Kingdom Treasury
  (British Pound)
  12-07-06                7.50                674,000(c)             1,233,232
Total                                                                2,975,887

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

U.S. Government Obligations & Agencies (96.9%)(b)
U.S. Treasury
Inflation-Indexed Bond
  01-15-07                3.38%           $15,876,970              $16,292,654
  01-15-08                3.63             18,864,405               19,572,341
  01-15-09                3.88             12,566,293               13,451,121
  04-15-10                0.88              9,774,572                9,395,061
  07-15-12                3.00             27,363,818               29,263,536
  01-15-14                2.00             27,163,634               27,243,573
  07-15-14                2.00             15,850,378               15,894,452
  01-15-15                1.63             18,295,236               17,743,098
  01-15-25                2.38             11,089,535               11,541,498
  04-15-28                3.63             26,254,913               33,386,901
  04-15-29                3.88              7,955,370               10,573,709
Total                                                              204,357,944

Total Bonds
(Cost: $209,740,506)                                              $207,333,831

Short-Term Security (1.7%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Park Granada LLC
  11-01-05                4.05%            $3,600,000(d)            $3,599,595

Total Short-Term Security
(Cost: $3,600,000)                                                  $3,599,595

Total Investments in Securities
(Cost: $213,340,506)(e)                                           $210,933,426

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 - RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - PORTFOLIO HOLDINGS
       AT OCT. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2005, the value of foreign securities represented 1.4% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $3,599,595 or 1.7% of net assets.

(e) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $213,341,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $   185,000
      Unrealized depreciation                                       (2,593,000)
                                                                    ----------
      Net unrealized depreciation                                  $(2,408,000)
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
2 - RIVERSOURCE INFLATION PROTECTED SECURITIES FUND - PORTFOLIO HOLDINGS
        AT OCT. 31, 2005

                                                             S-6280-80 D (12/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                     RIVERSOURCE LIMITED DURATION BOND FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Limited Duration Bond Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (93.8%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Sovereign (1.6%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%             1,379,000(c)            $1,717,742
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                656,000(c)             1,200,297
Total                                                                2,918,039

U.S. Government Obligations & Agencies (24.3%)
Federal Farm Credit Bank
   10-10-08               4.25                720,000                  712,171
Federal Home Loan Bank
   05-22-06               2.88              2,200,000                2,181,379
   08-11-06               3.25              3,750,000                3,715,688
   04-18-08               4.13                785,000                  775,177
Federal Home Loan Mtge Corp
   09-15-06               3.63              2,270,000                2,252,451
   06-15-08               3.88              3,665,000                3,591,737
   03-18-09               3.76                545,000                  527,890
   07-12-10               4.13              4,206,000                4,088,951
Federal Natl Mtge Assn
   05-15-07               3.88                700,000                  692,223
   10-15-08               4.50                810,000                  805,357
   02-15-09               3.25              1,155,000                1,105,698
U.S. Treasury
   11-15-05               5.75              5,000,000                5,004,274
   11-30-06               2.88              1,050,000                1,033,430
   06-30-07               3.63              2,130,000                2,103,624
   09-15-10               3.88              3,190,000                3,106,511
   10-15-10               4.25              3,705,000                3,672,726
   08-15-15               4.25              4,950,000                4,830,115
   08-15-23               6.25              1,623,000                1,894,155
   02-15-26               6.00              1,070,000                1,230,082
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              1,907,682(l)             1,850,832
Total                                                               45,174,471

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (2.8%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               4.15%              $821,015(d,i)            $820,953
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                175,000(d,g)             170,579
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl A4 (FSA)
   02-12-09               3.55                 93,242(g)                92,495
AmeriCredit Automobile Receivables Trust
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05                650,000(g)               639,438
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11               4.29                350,000(d,g)             340,293
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84                250,000                  241,781
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05                450,000                  443,039
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08                325,000                  319,771
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                200,000                  197,599
Countrywide Asset-Backed Certificates
  Series 2005-10 Cl AF6
   02-25-36               4.92                105,000                  101,742
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12               4.15                100,000(g)                98,651
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                250,000(g)               246,820

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Asset-Backed (cont.)
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94%              $250,000                 $245,094
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                100,000                   98,825
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                195,000                  191,332
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                 13,993(g)                13,948
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05                600,000(g)               593,478
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11               3.17                197,415                  194,259
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                250,000                  246,786
Total                                                                5,296,883

Commercial Mortgage-Backed (12.6%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.03                250,000                  248,183
Banc of America Commercial Mtge
  Series 2005-4 Cl A5A
   07-10-45               4.93                450,000                  439,488
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16               4.14                150,000(d,i)             150,032
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89                236,768                  236,422

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS
        AT OCT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed (cont.)
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42               4.57%              $350,000                 $339,940
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46               4.03                240,000                  231,128
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41               4.21                479,138                  471,017
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42               5.30                200,000                  194,813
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                165,558(d)               162,359
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30               5.68                350,000                  358,377
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15                758,030(d)               743,575
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   09-15-20               5.22                525,000(b)               525,123
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   09-15-20               5.20                175,000(b)               175,520
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               4.19                300,000(d,i)             299,919
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49                345,192                  338,778
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                375,000                  360,826
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38               5.10                175,000(b)               174,705
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
   08-15-38               5.10                625,000(b)               615,954
Federal Natl Mtge Assn #385717
   11-01-12               4.84                481,515                  475,357
Federal Natl Mtge Assn #386558
   10-01-10               4.85                487,420                  482,671
Federal Natl Mtge Assn #386599
   11-01-10               4.47                168,825                  165,773
Federal Natl Mtge Assn #735029
   09-01-13               5.28                493,197                  498,061
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                280,342                  283,601
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                200,000                  193,672
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48               4.77                400,000(j)               385,334

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed (cont.)
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45               4.59%              $334,777                 $331,266
GE Capital Commercial Mtge
  Series 2005-C3 Cl A2
   07-10-45               4.85                250,000                  247,706
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77                575,000(d)               563,820
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                400,000                  385,751
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43               4.21                288,946                  283,633
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                900,000                  885,402
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36               4.88                175,000                  172,840
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42               3.92                177,424                  174,333
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A3
   08-10-42               4.57                500,000                  484,095
Greenwich Capital Commercial Funding
  Series 2005-GG5 Cl A5
   11-15-35               4.28                325,000(b)               326,621
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96                300,000                  296,869
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39               4.37                417,520                  410,918
GS Mtge Securities II
  Series 2005-GG4 Cl A4A
   07-10-39               4.75                525,000                  504,355
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37                370,878                  364,019
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37               4.39                513,837                  500,411
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37               4.13                405,615                  390,728
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39               3.97                227,838                  219,940
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41               5.26                350,000(i)               349,246
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37               4.18                150,000                  145,095
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A5
   01-12-37               4.65                200,000                  193,686

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed (cont.)
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42               4.33%              $406,298                 $400,777
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                250,000                  243,656
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
   09-15-31               4.85                500,000                  489,735
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A2
   11-15-27               4.21                650,000                  635,453
LB-UBS Commercial Mtge Trust
  Series 2003-C8 Cl A3
   11-15-27               4.83                350,000                  345,352
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29               3.97                250,000                  235,165
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29               4.99                200,000(i)               200,290
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29               4.19                350,000                  340,963
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29               4.58                350,000                  340,596
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29               3.99                400,000                  385,484
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29               4.20                350,000                  340,183
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30               4.39                285,192                  281,995
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-40               4.89                325,000                  322,501
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22                352,569                  346,768
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                300,000                  291,528
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42               5.23                350,000                  347,872
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98                450,000                  468,134
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67                322,533                  308,926
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38                350,000                  340,871
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41               4.62                400,000                  387,927

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS
        AT OCT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial Mortgage-Backed (cont.)
Wachovia Bank Commercial Mtge Trust
  Series 2005-C21 Cl A4
   10-15-44               5.27%              $525,000                 $523,852
Total                                                               23,359,390

Mortgage-Backed (40.1%)(f,k)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.27                327,380(e)               326,763
Adjustable Rate Mtge Trust
  Series 2005-3 Cl 7A1
   07-25-35               5.09                252,435(e)               250,523
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.14                247,053(e)               240,133
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                208,809                  208,652
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19               4.75                254,427                  246,954
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35               5.03                520,006(e)               513,836
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35               5.18                378,442(e)               375,486
Chaseflex Trust
  Series 2005-2 Cl 2A2
   06-25-35               6.50                413,094                  422,260
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                234,145                  227,267
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 2A3
   11-25-35               5.50                421,628                  422,066
Countrywide Alternative Loan Trust
  Series 2005-54CB Cl 3A7
   11-25-35               5.50                430,695                  431,728
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50                422,378                  439,686
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.61                174,671(e)               169,396
Countrywide Home Loans
  Series 2005-HYB1 Cl 6A1
   03-25-35               5.20              1,113,366 (e)            1,104,042
Countrywide Home Loans
  Series 2005-R2 Cl 2A1
   06-25-35               7.00                581,732(d)               601,428
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.41                173,264(e)               168,064
CS First Boston Mtge Securities
  Series 2005-10 4A1
   11-25-35               6.50                650,000                  661,375
CS First Boston Mtge Securities
  Series 2005-8 7A1
   09-25-35               7.00                960,873                  987,708

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45               6.38%            $5,867,570(e,h)             $88,930
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18               6.50                270,826                  282,407
   02-15-27               5.00                200,000                  198,578
   10-15-27               5.00              1,350,000                1,339,228
   06-15-28               5.00                850,000                  843,752
   12-15-28               5.50                445,000                  448,199
   02-15-33               5.50                203,707                  205,498
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   07-15-17               0.92                361,114(h)                45,465
   10-15-22              20.00                357,044(h)                23,286
Federal Home Loan Mtge Corp #A10892
   07-01-33               6.00                249,993                  254,195
Federal Home Loan Mtge Corp #A12692
   10-01-32               6.00                285,154                  288,639
Federal Home Loan Mtge Corp #A13854
   09-01-33               6.00                308,155                  313,487
Federal Home Loan Mtge Corp #A28602
   11-01-34               6.50              1,223,725                1,254,675
Federal Home Loan Mtge Corp #B11835
   01-01-19               5.50              1,261,407                1,269,717
Federal Home Loan Mtge Corp #C77372
   03-01-33               6.00                496,273                  502,935
Federal Home Loan Mtge Corp #C90613
   01-01-23               5.00                200,128                  194,460
Federal Home Loan Mtge Corp #D96300
   10-01-23               5.50                414,696                  412,480
Federal Home Loan Mtge Corp #E74288
   12-01-13               6.00                311,805                  318,576
Federal Home Loan Mtge Corp #E96903
   05-01-18               5.50                549,511                  555,600
Federal Home Loan Mtge Corp #E96941
   06-01-18               4.50                187,616                  181,788
Federal Home Loan Mtge Corp #E99684
   10-01-18               5.00                378,552                  373,839
Federal Natl Mtge Assn
   11-01-20               5.00                400,000(b)               394,500
   11-01-20               6.00              1,000,000(b)             1,022,500
   11-01-35               6.00              1,500,000(b)             1,512,657
   11-01-35               6.50              1,850,000(b)             1,897,989
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26               8.00                110,155                  116,732
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-22               8.27                226,602(h)                35,778
   12-25-31               1.19                386,961(h)                72,495
   12-25-33               6.09                349,864(h)                88,042
Federal Natl Mtge Assn #252440
   05-01-29               7.00                700,905                  733,405
Federal Natl Mtge Assn #254684
   03-01-18               5.00              1,824,992                1,801,550

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #254906
   10-01-18               4.50%              $870,999                 $843,727
Federal Natl Mtge Assn #254916
   09-01-23               5.50                393,475                  391,133
Federal Natl Mtge Assn #255408
   09-01-24               5.50              1,373,008                1,365,982
Federal Natl Mtge Assn #255788
   06-01-15               5.50                939,584                  948,129
Federal Natl Mtge Assn #440730
   12-01-28               6.00                272,124                  276,660
Federal Natl Mtge Assn #493945
   04-01-29               6.50                198,538                  206,362
Federal Natl Mtge Assn #518159
   09-01-14               7.00                649,456                  678,171
Federal Natl Mtge Assn #545216
   03-01-09               5.86                308,959                  315,769
Federal Natl Mtge Assn #545869
   07-01-32               6.50                114,161                  117,792
Federal Natl Mtge Assn #555340
   04-01-33               5.50                604,376                  598,551
Federal Natl Mtge Assn #555734
   07-01-23               5.00                156,627                  152,209
Federal Natl Mtge Assn #555740
   08-01-18               4.50                221,932                  215,075
Federal Natl Mtge Assn #555794
   09-01-28               7.50                131,132                  138,774
Federal Natl Mtge Assn #582154
   05-01-31               6.50                178,795                  183,879
Federal Natl Mtge Assn #597374
   09-01-31               7.00                157,659                  166,302
Federal Natl Mtge Assn #611831
   02-01-31               7.50                 84,652                   89,506
Federal Natl Mtge Assn #643381
   06-01-17               6.00                355,440                  363,689
Federal Natl Mtge Assn #649876
   08-01-32               6.50                127,682                  132,446
Federal Natl Mtge Assn #650009
   09-01-31               7.50                355,832                  376,236
Federal Natl Mtge Assn #652752
   07-01-17               6.50                387,333                  400,013
Federal Natl Mtge Assn #654208
   10-01-32               6.50                356,850                  366,809
Federal Natl Mtge Assn #655679
   08-01-32               6.50                218,713                  224,816
Federal Natl Mtge Assn #661815
   10-01-32               6.00                210,325                  212,542
Federal Natl Mtge Assn #662061
   09-01-32               6.50              1,360,289                1,398,252
Federal Natl Mtge Assn #677089
   01-01-33               5.50              1,042,599                1,030,605
Federal Natl Mtge Assn #678028
   09-01-17               6.00                209,394                  214,254
Federal Natl Mtge Assn #683100
   02-01-18               5.50                324,370                  327,119
Federal Natl Mtge Assn #683116
   02-01-33               6.00                775,407                  782,804
Federal Natl Mtge Assn #689026
   05-01-33               5.50              1,772,007                1,753,016
Federal Natl Mtge Assn #689093
   07-01-28               5.50                167,069                  165,215

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS
        AT OCT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #704610
   06-01-33               5.50%            $1,508,779               $1,490,846
Federal Natl Mtge Assn #708959
   06-01-18               4.50                791,783                  766,992
Federal Natl Mtge Assn #709093
   06-01-33               6.00                270,440                  272,896
Federal Natl Mtge Assn #709901
   06-01-18               5.00                841,520                  831,168
Federal Natl Mtge Assn #710780
   05-01-33               6.00                613,402                  618,973
Federal Natl Mtge Assn #711224
   06-01-33               5.50                137,167                  135,537
Federal Natl Mtge Assn #711501
   05-01-33               5.50                234,103                  231,876
Federal Natl Mtge Assn #711503
   06-01-33               5.50                192,231                  190,687
Federal Natl Mtge Assn #712057
   07-01-18               4.50                206,319                  199,859
Federal Natl Mtge Assn #720006
   07-01-33               5.50                131,530                  129,967
Federal Natl Mtge Assn #720378
   06-01-18               4.50                252,529                  244,622
Federal Natl Mtge Assn #724867
   06-01-18               5.00                351,336                  347,050
Federal Natl Mtge Assn #725232
   03-01-34               5.00              1,545,707                1,492,877
Federal Natl Mtge Assn #725431
   08-01-15               5.50                364,154                  367,114
Federal Natl Mtge Assn #725684
   05-01-18               6.00                559,606                  572,678
Federal Natl Mtge Assn #725719
   07-01-33               4.85                319,408(e)               315,536
Federal Natl Mtge Assn #725737
   08-01-34               4.53                330,212(e)               328,683
Federal Natl Mtge Assn #726362
   06-01-18               5.00                388,780                  384,472
Federal Natl Mtge Assn #726940
   08-01-23               5.50                226,100                  224,286
Federal Natl Mtge Assn #735160
   12-01-34               4.36                228,308(e)               225,413
Federal Natl Mtge Assn #743347
   10-01-33               6.00                206,716                  209,950
Federal Natl Mtge Assn #743579
   11-01-33               5.50                972,728                  961,166
Federal Natl Mtge Assn #747339
   10-01-23               5.50                576,118                  571,447
Federal Natl Mtge Assn #753074
   12-01-28               5.50                273,684                  270,647
Federal Natl Mtge Assn #755056
   12-01-23               5.50                869,948                  864,769
Federal Natl Mtge Assn #757581
   01-01-19               5.50              1,049,009                1,056,405
Federal Natl Mtge Assn #759330
   01-01-19               6.50                607,010                  626,908
Federal Natl Mtge Assn #763754
   02-01-29               5.50                348,252                  344,422
Federal Natl Mtge Assn #765760
   02-01-19               5.00                500,298                  493,871
Federal Natl Mtge Assn #766641
   03-01-34               5.00              1,229,439                1,185,667

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Federal Natl Mtge Assn #768117
   08-01-34               5.44%              $209,215(e)              $209,810
Federal Natl Mtge Assn #768296
   01-01-19               6.00              1,000,402                1,023,663
Federal Natl Mtge Assn #790759
   09-01-34               4.82                847,742(e)               841,144
Federal Natl Mtge Assn #794958
   10-01-19               6.00                432,668                  442,576
Federal Natl Mtge Assn #811925
   04-01-35               4.92                448,942(e)               447,014
Federal Natl Mtge Assn #815264
   05-01-35               5.25                571,426(e)               570,175
Federal Natl Mtge Assn #821378
   05-01-35               5.04                433,475(e)               432,308
Federal Natl Mtge Assn #829227
   08-01-35               6.00              1,960,535                1,977,907
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41                290,443                  292,276
First Horizon Alternative Mtge Securities
  Series 2005-AA2 Cl 2A1
   04-25-35               5.43                320,738                  322,066
First Horizon Alternative Mtge Securities
  Series 2005-AA3 Cl 3A1
   05-25-35               5.41                421,449                  421,222
First Horizon Alternative Mtge Securities
  Series 2005-AA4 Cl B1
   06-25-35               5.38                319,754                  319,393
Govt Natl Mtge Assn
   11-01-35               5.00              1,200,000(b)             1,170,374
Govt Natl Mtge Assn #567717
   06-15-32               7.50                 31,739                   33,611
Govt Natl Mtge Assn #604708
   10-15-33               5.50                345,557                  345,272
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35               4.50             13,038,427(e,h)             154,831
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.33                245,600(e)               245,049
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.40                221,922(e)               216,530
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00                468,668                  464,713
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                274,881                  276,822
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19               5.00                253,526                  250,253
Master Alternative Loans Trust
  Series 2004-8 Cl 7A1
   09-25-19               5.00                370,299                  365,393
Master Alternative Loans Trust
  Series 2005-3 Cl 1A2
   04-25-35               5.50                800,000                  781,464

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-Backed (cont.)
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-5 Cl B1
   05-25-34               4.60%              $199,252(e)              $193,249
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                761,650                  745,671
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07                475,000                  468,213
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                189,508                  182,153
Washington Mutual
  Series 2005-AR11 Cl A1B1
   08-25-45               4.33                900,565(e)               900,479
Washington Mutual
  Series 2005-AR8 Cl 2AB1
   07-25-45               4.29              1,475,165(e)             1,474,935
Wells Fargo Mtge Backed Securities Trust
  Series 2005-10 Cl A1
   10-25-35               5.00                997,965(b)               955,864
   10-25-35               5.00                898,169                  860,278
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50                764,179                  749,373
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR1 Cl 1A1
   02-25-35               4.55                643,134(e)               632,985
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR16 Cl 6A3
   10-25-35               5.00                489,973(e)               485,064
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR4 Cl B1
   04-25-35               4.58                149,519(e)               143,848
Total                                                               74,657,348

Automotive (--%)
DaimlerChrysler NA Holding
   11-15-13               6.50                 35,000                   36,321

Banking (1.3%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                310,000                  302,349
JPMorgan Chase & Co
  Sub Nts
   10-01-15               5.15                755,000                  735,593
Washington Mutual
   09-15-17               5.25                860,000                  825,489
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                575,000                  611,660
Total                                                                2,475,091

Brokerage (0.4%)
Morgan Stanley
   10-15-15               5.38                765,000                  755,094

Diversified Manufacturing (0.2%)
Tyco Intl Group
   02-15-11               6.75                390,000(c)               414,769

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS
        AT OCT. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Electric (1.1%)
Consumers Energy
  1st Mtge
   09-15-35               5.80%              $270,000                 $256,951
Detroit Edison
  1st Mtge
   10-01-37               5.70                200,000                  191,367
Ohio Power
  Sr Nts Series H
   01-15-14               4.85                225,000                  218,133
PacifiCorp
  1st Mtge
   06-15-35               5.25                195,000                  179,767
Potomac Edison
  1st Mtge
   11-15-14               5.35                165,000                  163,149
PSI Energy
   10-15-35               6.12                365,000                  362,260
Westar Energy
  1st Mtge
   07-01-14               6.00                585,000                  610,663
Total                                                                1,982,290

Food and Beverage (0.7%)
Kraft Foods
   06-01-12               6.25                730,000(j)               767,330
Kraft Foods
  Sr Unsecured
   11-01-11               5.63                570,000                  581,001
Total                                                                1,348,331

Gaming (0.2%)
Harrah's Operating
   06-01-15               5.63                455,000(d)               436,605

Gas Pipelines (0.2%)
Gulfstream Natural Gas System LLC
   11-01-15               5.56                320,000(d)               318,812

Health Care (0.7%)
Cardinal Health
   06-15-15               4.00              1,507,000                1,333,627

Life Insurance (0.9%)
ASIF Global Financing XIX
  Secured
   01-17-13               4.90                262,000(d)               256,647
ING Security Life Institutional Funding
   01-15-10               4.25                415,000(d)               402,607
ING USA Global Funding Trust
   10-01-10               4.50                195,000                  190,296
Pricoa Global Funding I
   06-25-12               4.63                945,000(d)               914,250
Total                                                                1,763,800

Media Cable (0.7%)
Comcast
   03-15-11               5.50              1,360,000                1,362,244

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Media Non Cable (0.3%)
BSKYB Finance UK
   10-15-15               5.63%              $360,000(c,d)            $354,501
News America
   12-15-34               6.20                263,000                  253,428
Total                                                                  607,929

Non Captive Consumer (0.5%)
Residential Capital
  Sr Unsecured
   06-30-10               6.38                935,000(d)               948,380

Other Financial Institutions (0.1%)
Willis North America
   07-15-15               5.63                245,000                  240,401

Pharmaceuticals (0.3%)
Merck & Co
   02-15-13               4.38                295,000                  277,198
   03-01-15               4.75                295,000                  279,074
Total                                                                  556,272

Property & Casualty (0.1%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15               5.75                195,000                  190,505

Retailers (0.4%)
CVS
   09-15-14               4.88                515,000                  494,013
May Department Stores
   07-15-34               6.70                205,000                  208,395
Total                                                                  702,408

Transportation Services (0.1%)
ERAC USA Finance
   05-01-15               5.60                210,000(d)               206,746

Wireless (0.4%)
Nextel Communications
  Sr Nts Series F
   03-15-14               5.95                635,000(j)               636,978
US Cellular
  Sr Nts
   12-15-33               6.70                205,000                  201,041
Total                                                                  838,019

Wirelines (3.8%)
SBC Communications
   09-15-34               6.15                 95,000                   92,798
Sprint Capital
   01-30-11               7.63              1,225,000                1,348,019
Telecom Italia Capital
   10-01-15               5.25              1,610,000(c)             1,549,852
TELUS
   06-01-11               8.00              1,050,000(c)             1,180,715
Verizon Pennsylvania
  Series A
   11-15-11               5.65              2,875,000                2,858,584
Total                                                                7,029,968

Total Bonds
(Cost: $178,054,277)                                              $174,953,743

Short-Term Securities (11.1%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. Government Agency (2.7%)
Federal Natl Mtge Assn Disc Nt
   11-14-05               3.76%            $5,000,000               $4,992,708

Commercial Paper (8.4%)
Citibank Credit Card Dakota Nts
   11-01-05               4.04              4,700,000(m)             4,699,473
Emerald Certificates MBNA MCCT
   11-17-05               3.95              3,200,000(m)             3,194,046
Jupiter Securitization
   11-03-05               3.82              2,900,000(m)             2,899,077
Park Avenue Receivables
   11-28-05               4.00              5,000,000(m)             4,984,483
Total                                                               15,777,079

Total Short-Term Securities
(Cost: $20,772,048)                                                $20,769,787

Total Investments in Securities
(Cost: $198,826,325)(n)                                           $195,723,530

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS
        AT OCT. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005

(b) At Oct. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,826,896.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2005, the value of foreign securities represented 3.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $7,691,506 or 4.1% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC    --     Ambac Assurance Corporation
      FGIC     --     Financial Guaranty Insurance Company
      FSA      --     Financial Security Assurance
      MBIA     --     MBIA Insurance Corporation

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2005.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2005.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

      Type of security                                         Notional amount
      Sale contracts
      U.S. Treasury Note, Dec. 2005, 10-year                        $8,200,000

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at Oct. 31, 2005:

      Security             Principal     Settlement    Proceeds          Value
                            amount          date      receivable

      Federal Natl Mtge Assn
      11-01-35 5.00%      $1,350,000      11-14-05   $1,316,250     $1,298,954
      11-01-35 5.50        1,800,000      11-14-05    1,794,781      1,775,250

(l) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $15,777,079 or 8.5% of net assets.

(n) At Oct. 31, 2005, the cost of securities for federal income tax purposes was approximately $198,826,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $    70,000
      Unrealized depreciation                                       (3,172,000)
                                                                    ----------
      Net unrealized depreciation                                  $(3,102,000)
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS
        AT OCT. 31, 2005

                                                             S-6265-80 D (12/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP DISCOVERY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 23, 2005